RESERVES - Schedule of options outstanding enabling holders to acquire common shares (Details)	12 Months Ended
	Sep. 30, 2019 item $ / shares	Sep. 30, 2019 item $ / shares	Sep. 30, 2018 item	Sep. 30, 2017 item	Sep. 30, 2016 item
Disclosure of number and weighted average remaining contractual life of outstanding share options
Number of options	1,122,461	1,122,461	900,459	185,876	203,126
Weighted average remaining contractual life (years)	8 years 2 months 23 days
Ranges Of Exercise Prices For Outstanding Share Options 2.20
Disclosure of number and weighted average remaining contractual life of outstanding share options
Exercise price | $ / shares		$ 2.20
Number of options	5,000	5,000
Weighted average remaining contractual life (years)	9 years 8 months 12 days
Ranges Of Exercise Prices For Outstanding Share Options 3.58
Disclosure of number and weighted average remaining contractual life of outstanding share options
Exercise price | $ / shares		$ 3.58
Number of options	12,000	12,000
Weighted average remaining contractual life (years)	9 years 22 days
Ranges Of Exercise Prices For Outstanding Share Options 3.81
Disclosure of number and weighted average remaining contractual life of outstanding share options
Exercise price | $ / shares		$ 3.81
Number of options	193,000	193,000
Weighted average remaining contractual life (years)	9 years 4 months 13 days
Ranges Of Exercise Prices For Outstanding Share Options 4.00
Disclosure of number and weighted average remaining contractual life of outstanding share options
Exercise price | $ / shares		$ 4.00
Number of options	552,500	552,500
Weighted average remaining contractual life (years)	8 years 2 months 19 days
Ranges Of Exercise Prices For Outstanding Share Options 4.90
Disclosure of number and weighted average remaining contractual life of outstanding share options
Exercise price | $ / shares	$ 4.90
Number of options	286,000	286,000
Weighted average remaining contractual life (years)	8 years 26 days
Ranges Of Exercise Prices For Outstanding Share Options 5.06
Disclosure of number and weighted average remaining contractual life of outstanding share options
Exercise price | $ / shares	$ 5.06
Number of options	45,000	45,000
Weighted average remaining contractual life (years)	9 years 4 months 13 days
Ranges Of Exercise Prices For Outstanding Share Options 40.00
Disclosure of number and weighted average remaining contractual life of outstanding share options
Exercise price | $ / shares	$ 40.00
Number of options	28,961	28,961
Weighted average remaining contractual life (years)	7 days